Debt and Commitments	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
DEBT AND COMMITMENTS

We have a commercial paper program with qualified institutional investors. We also obtain other short-term funding from the issuance of demand notes to retail investors through our floating rate demand notes program. We have certain securitization programs that issue short-term asset-backed debt securities that are sold to institutional investors. Bank borrowings by several of our international affiliates in the ordinary course of business are an additional source of short-term funding. We obtain long-term debt funding through the issuance of a variety of unsecured and asset-backed debt securities in the U.S. and international capital markets.

Asset-backed debt issued in securitizations is the obligation of the consolidated securitization entity that issued the debt and is payable only out of collections on the underlying securitized assets and related enhancements. This asset-backed debt is not the obligation of Ford Credit or our other subsidiaries.

Debt is recorded on our balance sheet at par value adjusted for unamortized discount or premium, unamortized issuance costs, and adjustments related to designated fair value hedges (see Note 9 for additional information). Debt due within one year at issuance is classified as short-term. Debt due after one year at issuance is classified as long-term. Discounts, premiums, and costs directly related to the issuance of debt are capitalized and amortized over the life of the debt or to the put date and are recorded in Interest expense using the effective interest method. Gains and losses on the extinguishment of debt are recorded in Other income, net.

Debt outstanding and interest rates at December 31 were as follows (in millions):

			Interest Rates
	Debt		Average Contractual		Average Effective
	2015	2016	2015	2016	2015	2016
Short-term debt
Unsecured debt
Floating rate demand notes	$5,926	$5,986
Commercial paper	1,722	4,507
Other short-term debt	2,708	3,803
Asset-backed debt	1,855	1,063
Total short-term debt	12,211	15,359	1.6%	2.3%	1.6%	2.3%
Long-term debt
Unsecured debt
Notes payable within one year	10,254	12,369
Notes payable after one year	48,672	49,308
Asset-backed debt
Notes payable within one year	18,855	19,286
Notes payable after one year	29,390	30,112
Unamortized discount	(25)	(8)
Unamortized issuance costs	(214)	(212)
Fair value adjustments	458	278
Total long-term debt	107,390	111,133	2.3%	2.4%	2.4%	2.5%
Total debt	$119,601	$126,492	2.2%	2.4%	2.3%	2.4%

Fair value of debt	$120,546	$128,001
Interest rate characteristics of debt payable after one year
Fixed interest rate	54,396	56,684
Variable interest rate (generally based on LIBOR or other short-term rates)	23,666	22,736
Total payable after one year	$78,062	$79,420

NOTE 11. DEBT AND COMMITMENTS (Continued)

With the exception of commercial paper, which is issued at a discount, the average contractual rates reflect the stated contractual interest rate. Average effective rates reflect the average contractual interest rate plus amortization of discounts, premiums, and issuance fees. Fair value adjustments relate to designated fair value hedges of unsecured debt.

We measure debt at fair value for purposes of disclosure using quoted prices for our own debt with approximately the same remaining maturities. Where quoted prices are not available, we estimate fair value using discounted cash flows and market-based expectations for interest rates, credit risk, and the contractual terms of the debt instruments. For certain short-term debt with an original maturity date of one year or less, we assume that book value is a reasonable approximation of the debt’s fair value. The fair value of debt is categorized within Level 2 of the hierarchy.

The fair value of debt reflects interest accrued but not yet paid of $550 million and $658 million at December 31, 2015 and 2016, respectively. Accrued interest is reported in Other liabilities and deferred income for outside debt and Accounts payable - affiliated companies for debt with affiliated companies. The fair value of debt includes $10.4 billion and $14.3 billion of short-term debt at December 31, 2015 and 2016, respectively, carried at cost, which approximates fair value.

Debt with affiliated companies included in the above table at December 31 was as follows (in millions):

	2015	2016
Other short-term debt	$88	$29
Notes payable within one year	13	—
Notes payable after one year	83	—
Total debt with affiliated companies	$184	$29

Interest expense on debt with affiliated companies is reported in Interest expense and was $25 million, $19 million, and $4 million for the years ended December 31, 2014, 2015, and 2016, respectively.

Maturities

Debt maturities at December 31, 2016 were as follows (in millions):

	2017 (a)	2018	2019	2020	2021	Thereafter (b)	Total
Unsecured debt	$26,665	$12,374	$11,135	$6,843	$9,125	$9,831	$75,973
Asset-backed debt	20,349	12,129	9,725	4,909	2,299	1,050	50,461
Total	47,014	24,503	20,860	11,752	11,424	10,881	126,434
Unamortized discount							(8)
Unamortized issuance costs							(212)
Fair value adjustments							278
Total debt							$126,492
__________

(a)	Includes $15,359 million for short-term and $31,655 million for long-term debt.

(b)	Includes $9,828 million of unsecured debt maturing between 2022 and 2026 with the remaining balance maturing by 2048.

Committed Asset-Backed Facilities

We and our subsidiaries have entered into agreements with a number of bank-sponsored asset-backed commercial paper conduits and other financial institutions. Such counterparties are contractually committed, at our option, to purchase from us eligible retail receivables or to purchase or make advances under asset-backed securities backed by retail or wholesale finance receivables or operating leases for proceeds of up to $34.6 billion ($18.2 billion of retail financing, $6.1 billion of wholesale financing, and $10.3 billion of operating leases) at December 31, 2016. These committed liquidity facilities have varying maturity dates, with $17.5 billion having maturities within the next twelve months and the remaining balance having maturities through 2018. We plan capacity renewals to protect our global funding needs, optimize capacity utilization, and maintain sufficient liquidity.
NOTE 11. DEBT AND COMMITMENTS (Continued)

Our ability to obtain funding under these facilities is subject to having a sufficient amount of eligible assets as well as our ability to obtain interest rate hedging arrangements for certain facilities. At December 31, 2016, $19.9 billion of these commitments were in use. These programs are free of material adverse change clauses, restrictive financial covenants (for example, debt-to-equity limitations and minimum net worth requirements), and generally, credit rating triggers that could limit our ability to obtain funding. However, the unused portion of these commitments may be terminated if the performance of the underlying assets deteriorates beyond specified levels. Based on our experience and knowledge as servicer of the related assets, we do not expect any of these programs to be terminated due to such events.

FCE Bank plc (“FCE”) has pre-positioned retail receivables with the Bank of England which supports access to the Discount Window Facility. Pre-positioned assets are neither pledged to nor held as collateral by the Bank of England unless the Discount Window Facility is accessed.

Unsecured Credit Facilities

At December 31, 2016, we and our majority-owned subsidiaries had $5.5 billion of contractually committed unsecured credit facilities with financial institutions, including the FCE Credit Agreement (as defined below) and the allocation under Ford’s corporate credit facility. At December 31, 2016, $4.8 billion was available for use.

FCE’s £990 million (equivalent to $1.2 billion at December 31, 2016) syndicated credit facility (the “FCE Credit Agreement”) matures in 2019. At December 31, 2016, £690 million (equivalent to $850 million) was available for use. The FCE Credit Agreement contains certain covenants, including an obligation for FCE to maintain its ratio of regulatory capital to risk-weighted assets at no less than the applicable regulatory minimum, and for the support agreement between FCE and Ford Credit to remain in full force and effect (and enforced by FCE to ensure that its net worth is maintained at no less than $500 million).

Lenders under the Ford corporate credit facility have commitments totaling $13.4 billion, with 75% of the commitments maturing on April 30, 2021 and 25% of the commitments maturing on April 30, 2019. Ford has allocated $3.0 billion of commitments, including commitments under a Chinese renminbi sub-facility, to us on an irrevocable and exclusive basis to support our growth and liquidity. At December 31, 2016, all $3.0 billion was available for use.